Schedule of Investments (unaudited)
December 31, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.6%
Education — 5.2%
Montgomery County, PA, IDA, School Revenue:
Germantown Academy Project, Series A, Refunding	4.000%	10/1/36	$450,000	$422,357
Germantown Academy Project, Series A, Refunding	4.000%	10/1/41	450,000	400,349
Germantown Academy Project, Series A, Refunding	4.000%	10/1/46	625,000	535,345
Germantown Academy Project, Series A, Refunding	4.000%	10/1/51	800,000	669,452
Pennsylvania State Higher EFA Revenue, Widener University, Series A, Refunding	4.000%	7/15/46	2,300,000	1,961,208
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	400,000	391,803
Total Education				4,380,514
Health Care — 24.4%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	501,631
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	593,591
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	528,384
St. Luke’s University Health Network	4.000%	8/15/34	785,000	781,463
St. Luke’s University Health Network	4.000%	8/15/35	500,000	495,358
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	280,000	280,121
Diakon Lutheran Social Ministries, Series A, Unrefunded	5.000%	1/1/39	285,000	289,015
Penn State Health, Series 2019	4.000%	11/1/36	1,200,000	1,201,381
Lancaster County, PA, Hospital Authority Revenue:
Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	3,003,780
Penn State Health, Series 2021	5.000%	11/1/46	1,250,000	1,287,103
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,011,430
Montgomery County, PA, IDA, Retirement Communities Revenue:
Acts Retirement-Life Communities, Series A	5.250%	11/15/53	1,315,000	1,355,047
Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,026,006
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	250,000	261,658
University of Pittsburgh Medical Centre, Series A	4.000%	5/15/53	2,000,000	1,828,869
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems, Series A	5.000%	8/15/47	2,500,000	2,544,614 (a)
University of Pennsylvania Health Systems, Series B, Refunding	4.000%	8/15/42	1,750,000	1,715,910
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	1,870,703
Total Health Care				20,576,064
Industrial Revenue — 1.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,044,631
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	500,000	505,800 (b)(c)
Total Industrial Revenue				1,550,431
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Leasing — 8.0%
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	$1,400,000	$1,502,756 (d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	300,000	308,076 (d)
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,079,618
Philadelphia, PA, Energy Authority City Service Agreement Revenue:
Philadelphia Street Lighting Project, Series A	5.000%	11/1/42	1,000,000	1,083,823
Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	700,000	754,247
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	257,050
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	769,890
Total Leasing				6,755,460
Local General Obligation — 5.6%
North Allegheny, PA, SD, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	987,018
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,582,623
Wilkes-Barre Area SD, PA, GO, BAM, State Aid Withholding	4.000%	4/15/49	2,250,000	2,150,756
Total Local General Obligation				4,720,397
Power — 3.8%
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,552,069
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	450,000	205,875 *(e)
Series A	5.050%	7/1/42	70,000	32,025 *(e)
Series XX	5.250%	7/1/40	735,000	336,262 *(e)
Series ZZ, Refunding	—	7/1/18	150,000	68,250 *(f)
Total Power				3,194,481
Pre-Refunded/Escrowed to Maturity — 1.2%
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, Refunding	5.000%	7/1/41	1,000,000	1,028,821 (g)
Special Tax Obligation — 4.4%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	150,000	145,827
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,069,235
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	181,147
CAB, Restructured, Series A-1	0.000%	7/1/46	1,140,000	368,706
Restructured, Series A-1	4.550%	7/1/40	50,000	50,031
Restructured, Series A-1	4.750%	7/1/53	415,000	409,562
Restructured, Series A-1	5.000%	7/1/58	185,000	184,666
Restructured, Series A-2	4.329%	7/1/40	330,000	325,914
Total Special Tax Obligation				3,735,088
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,197
Restructured, Series A-1	5.375%	7/1/25	5,226	5,257
Restructured, Series A-1	5.625%	7/1/27	10,372	10,753
Restructured, Series A-1	5.625%	7/1/29	10,203	10,874
Restructured, Series A-1	5.750%	7/1/31	9,910	10,845
Restructured, Series A-1	4.000%	7/1/33	9,398	9,264
Restructured, Series A-1	4.000%	7/1/35	178,447	174,144
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

 Western Asset Pennsylvania Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/37	$425,000	$410,323
Restructured, Series A-1	4.000%	7/1/41	74,857	70,871
Restructured, Series A-1	4.000%	7/1/46	10,251	9,534
Subseries CW	0.000%	11/1/43	38,780	23,801 (c)
Total State General Obligation				743,863
Transportation — 23.1%
Delaware River, PA & NJ, Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,052,864
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,131,094
Series A-2	5.000%	12/1/48	2,000,000	2,070,027
Series B	5.000%	12/1/45	3,500,000	3,705,206
Series B, Refunding	5.250%	12/1/52	1,000,000	1,080,214
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,311,727 (d)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,036,495 (d)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue	5.000%	12/15/36	1,000,000	1,031,088
Total Transportation				19,418,715
Water & Sewer — 19.2%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	750,000	742,906
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue:
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/28	1,585,000	1,592,582
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/29	900,000	904,037
Philadelphia Biosolids Facility, Refunding	4.000%	1/1/32	800,000	802,005
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	3,471,583
Series A	5.000%	11/1/45	1,000,000	1,053,374
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	505,350 (h)
Westmoreland County, PA, Municipal Authority Revenue, CAB, Series B, AGM	0.000%	8/15/30	8,830,000	7,075,790
Total Water & Sewer				16,147,627

Total Investments before Short-Term Investments (Cost — $85,025,386)				82,251,461
Short-Term Investments — 1.8%
Municipal Bonds — 1.8%
Leasing — 1.8%
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A. (Cost — $1,500,000)	3.650%	10/1/30	1,500,000	1,500,000 (i)(j)
Total Investments — 99.4% (Cost — $86,525,386)				83,751,461
Other Assets in Excess of Liabilities — 0.6%				529,655
Total Net Assets — 100.0%				$84,281,116

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Western Asset Pennsylvania Municipals Fund
*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of December 31, 2024.
(f)	The maturity principal is currently in default as of December 31, 2024.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EFA	—	Educational Facilities Authority
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
SD	—	School District
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	23	3/25	$2,850,845	$2,734,844	$(116,001)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$82,251,461	—	$82,251,461
Short-Term Investments†	—	1,500,000	—	1,500,000
Total Investments	—	$83,751,461	—	$83,751,461
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$116,001	—	—	$116,001

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Pennsylvania Municipals Fund 2024 Quarterly Report